SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Contractual life of option	10 years	10 years	10 years
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share	$ 3.08
Minimum
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum	0.84%	0.10%	1.68%
Estimated volatility rate, minimum	39.00%	34.00%	30.00%
Fair value per ordinary share		$ 2.95	$ 2.37
Maximum
SHARE-BASED COMPENSATION
Risk-free rate of return, maximum		1.67%	2.63%
Estimated volatility rate, maximum		59.00%	41.00%
Fair value per ordinary share		$ 3.74	$ 3.40